Property Plant and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Property plant and equipment
Exchange differences	$ (225,000)	$ (15,000)
Property, plant and equipment, Balance ending	25,096,000	17,836,000
Depreciation and impairment, Balance at beginning	(4,793,000)	(3,860,000)
Depreciation	1,362,000	1,369,000
Depreciation and impairment, Disposals		435,000
Depreciation and impairment, Exchange differences	101,000	1,000
Depreciation and impairment, Balance at ending	(6,054,000)	(4,793,000)
Net Book Value ending	19,042,000	13,043,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	17,836,000	13,834,000
Additions	7,485,000	4,515,000
Disposals		(498)
Right of use Asset [Member]
Property plant and equipment
Exchange differences	(100,000)	(4,000)
Property, plant and equipment, Balance ending	4,460,000	3,109,000
Depreciation and impairment, Balance at beginning	(1,977,000)	(1,584,000)
Depreciation	389,000	393,000
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	48,000	0
Depreciation and impairment, Balance at ending	(2,318,000)	(1,977,000)
Net Book Value ending	2,142,000	1,132,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	3,109,000	3,209,000
Additions	1,451,000	(96,000)
Disposals		0
Leasehold Improvements [Member]
Property plant and equipment
Exchange differences	(13,000)	0
Property, plant and equipment, Balance ending	2,422,000	329,000
Depreciation and impairment, Balance at beginning	(79,000)	(48,000)
Depreciation	59,000	31,000
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	3,000	0
Depreciation and impairment, Balance at ending	(135,000)	(79,000)
Net Book Value ending	2,287,000	250,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	329,000	76,000
Additions	2,106,000	253,000
Disposals		0
Production Equipment [Member]
Property plant and equipment
Exchange differences	(60,000)	0
Property, plant and equipment, Balance ending	2,953,000	2,513,000
Depreciation and impairment, Balance at beginning	(1,038,000)	(1,194,000)
Depreciation	296,000	279,000
Depreciation and impairment, Disposals		435,000
Depreciation and impairment, Exchange differences	29,000	0
Depreciation and impairment, Balance at ending	(1,305,000)	(1,038,000)
Net Book Value ending	1,648,000	1,475,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	2,513,000	1,809,000
Additions	500,000	1,213,000
Disposals		(509)
Office Furniture And Equipment [Member]
Property plant and equipment
Exchange differences	(6,000)	(5,000)
Property, plant and equipment, Balance ending	150,000	120,000
Depreciation and impairment, Balance at beginning	(92,000)	(72,000)
Depreciation	22,000	21,000
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	3,000	1,000
Depreciation and impairment, Balance at ending	(111,000)	(92,000)
Net Book Value ending	39,000	28,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	120,000	105,000
Additions	36,000	20,000
Disposals		0
Capital Work In Progress [Member]
Property plant and equipment
Exchange differences	0	0
Property, plant and equipment, Balance ending	5,178,000	2,049,000
Depreciation and impairment, Balance at beginning	0	0
Depreciation	0	0
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	0	0
Depreciation and impairment, Balance at ending	0	0
Net Book Value ending	5,178,000	2,049,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	2,049,000	0
Additions	3,129,000	2,049,000
Disposals		0
Battery Technology [Member]
Property plant and equipment
Exchange differences	(46,000)	(6,000)
Property, plant and equipment, Balance ending	2,233,000	2,016,000
Depreciation and impairment, Balance at beginning	(440,000)	(169,000)
Depreciation	315,000	271,000
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	19,000	0
Depreciation and impairment, Balance at ending	(736,000)	(440,000)
Net Book Value ending	1,497,000	1,576,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	2,016,000	935,000
Additions	263,000	1,076,000
Disposals		11
Land [Member]
Property plant and equipment
Exchange differences	0	0
Property, plant and equipment, Balance ending	215,000	215,000
Depreciation and impairment, Balance at beginning	0	0
Depreciation	0	0
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	0	0
Depreciation and impairment, Balance at ending	0	0
Net Book Value ending	215,000	215,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	215,000	215,000
Additions	0	0
Disposals		0
Building [Member]
Property plant and equipment
Exchange differences	0
Property, plant and equipment, Balance ending	7,485,000	7,485,000
Depreciation and impairment, Balance at beginning	(1,167,000)	(793,000)
Depreciation	281,000	374,000
Depreciation and impairment, Disposals		0
Depreciation and impairment, Exchange differences	(1,000)	0
Depreciation and impairment, Balance at ending	(1,449,000)	(1,167,000)
Net Book Value ending	6,036,000	6,318,000
Statement [Line Items]
Property, plant and equipment, Balance beginning	7,485,000	7,485,000
Additions	$ 0	0
Disposals		$ 0